Schedule of Finite Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,009,653	$ 1,378,791
Intangible Assets, Net (Excluding Goodwill)	8,790,347	5,699,464
Finite-Lived Intangible Assets, Net		3,721,745
Gross Carrying Amount	10,800,000	10,800,000
Marketing-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	178,633	169,116
Intangible Assets, Net (Excluding Goodwill)	1,921,367	1,865,668
Finite-Lived Intangible Assets, Net		65,216
Gross Carrying Amount	2,100,000	$ 2,100,000
Remaining useful life in years		6 years 10 months 13 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	134,848	$ 128,430
Intangible Assets, Net (Excluding Goodwill)	1,865,152	1,814,795
Finite-Lived Intangible Assets, Net		56,775
Gross Carrying Amount	2,000,000	$ 2,000,000
Remaining useful life in years		8 years 10 months 13 days
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	1,696,172	$ 1,081,245
Intangible Assets, Net (Excluding Goodwill)	5,003,828	2,019,001
Finite-Lived Intangible Assets, Net		3,599,754
Gross Carrying Amount	$ 6,700,000	$ 6,700,000
Remaining useful life in years		5 years 10 months 13 days